Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment - Licensing Agreements (Details)					1 Months Ended		12 Months Ended
		Nov. 30, 2015	Sep. 15, 2014 USD ($)	Jul. 11, 2014 USD ($)	Aug. 31, 2014 USD ($) target	Aug. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Long-term investments	[1]						$ 15,999,000,000	$ 17,518,000,000
Acquisitions of intangible assets	[2]						99,000,000	$ 384,000,000	$ 259,000,000
Licensing Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments to licensing partners					$ 80,000,000
Number of selected targets | target					15
Number of collaboration selected targets | target					4
Collaborative arrangement, milestone, maximum, value					$ 185,000,000
Long-term investments					$ 35,000,000
Licensing Agreements [Member] | AstraZeneca, Nexium, Global, Over-the-counter Rights [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments to licensing partners						$ 250,000,000	200,000,000
Acquisitions of intangible assets			$ 50,000,000	$ 200,000,000
Licensing Agreements [Member] | Common Stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Investment, ownership percentage		7.94%			10.00%
Other Current Liabilities [Member] | Licensing Agreements [Member] | AstraZeneca, Nexium, Global, Over-the-counter Rights [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Accrued milestone payments							$ 93,000,000

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.